Document and Entity Information	Apr. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity File Number	001-37719
Entity Registrant Name	Corvus Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4670809
Entity Address State Or Province	CA
Entity Address, Address Line One	901 Gateway Boulevard, Third Floor
Entity Address, City or Town	South San Francisco
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	900-4520
Title of 12(b) Security	Common Stock, Par Value $0.0001 per share
Trading Symbol	CRVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001626971
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false